Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Xos, Inc. [Member]
Convertible Notes [Line Items]
Convertible Notes

Note 3. Convertible Notes

During the calendar years 2016 through 2020, the Company issued approximately $21.5 million of convertible notes, with maturities ranging from less than year to ten years from issuance date. These convertible notes were to be automatically converted upon the Company obtaining additional equity financing, or in some cases, a change in control. Proceeds from the converted notes’ issuances were primarily used to fund the Company’s operations. As of June 30, 2021, the Company converted all of the convertible notes to the Company’s preferred stock.

At December 31, 2020, the carrying value of the convertible debt, which approximates fair value, was as follows (in thousands):

Convertible notes, current portion	$21,540
Debt discount recognized	(4,884)
Debt discount amortized	1,704
Net convertible notes, current portion	$18,360

All of the converted notes bore simple interest at a rate of 8%. Interest on the notes was accumulated until the earlier of maturity or a transaction that triggered exercise of the conversion feature. All of the notes were unsecured and had varying maturity dates, as described below.

For disclosure purposes, management has divided the convertible notes into three groups:

Group 1 Converted notes

Group 1 converted notes consisted of notes with an aggregated issue amount of $6.4 million, with ten year maturities ranging from December 2026 to July 2029, and that provide for two distinct resolutions: (a) payment of principal and accrued interest in cash at maturity, or (b) conversion to a form of equity interest in the Company at the lesser of (i) eighty percent (80%) to ninety percent (90%) of the per share price of the equity issued in the qualified financing or (ii) a valuation cap divided by a fully diluted capitalization. Principal and accrued interest is payable at the maturity date. The valuation cap ranges from $10,000 to $200,000 and varies by issuance.

The conversion at a discount to the subsequent qualified financing was evaluated as an embedded put feature requiring bifurcation as a separately recorded derivative liability instrument. The conversion based upon the stated valuation cap and fully diluted capitalization was evaluated as a conversion feature and did not require bifurcation as an embedded derivative. This conversion feature had zero intrinsic value on the commitment date. The bifurcated derivative feature of the Group 1 notes was recorded as a debt discount which is amortized to interest expense over the life of the respective converted note. The Company incurred debt discounts totaling $489,000 related to the conversion feature. The unamortized debt discounts at conversion, equaled $1.2 million at conversion and were eliminated upon conversion in accordance with ASC 470.

Group 2 Converted notes

Group 2 converted notes consisted of notes with an aggregated issue amount of $14.1 million, with varying maturities ranging from March 2021 to August 2030, and of varying issuance dates that provide for four distinct resolutions: (a) payment of principal and accrued interest in cash at maturity, (b) conversion to a form of equity interest in the Company issued in a subsequent qualified financing at the lesser of (i) eighty percent (80%) to ninety percent (90%) of the per share price of the equity issued in the qualified financing or (ii) a valuation cap of $60.0 million divided by the fully diluted capitalization, or (c) following certain corporate transactions, including a change in control a settlement in cash at an amount equal to the accrued interest plus three times the principal balance of the note or converted into common stock at a price per share equal to a valuation cap of $60.0 million divided by the fully diluted capitalization, or (d) optionally converted into common stock at maturity at a per share price obtained by dividing $30.0 million valuation cap by the fully diluted capitalization. Principal and accrued interest is payable at the maturity date.

The conversion at a discount to the subsequent qualified financing, and the cash settlement following certain corporate transactions were evaluated as embedded put features requiring bifurcation as a separately recorded derivative instruments. The conversion based upon the stated valuation cap and fully diluted capitalization was evaluated as a conversion feature and did not require bifurcation as an embedded derivative. This conversion feature had zero intrinsic value on the commitment date. The fair value of the bifurcated derivatives of the Group 2 notes was recorded as a debt discount which is amortized to interest expense over the life of the respective converted note. The Company incurred debt discounts totaling $5.2 million. The unamortized debt discounts at conversion, equaled $4.0 million at conversion and were eliminated upon conversion in accordance with ASC 470.

Group 3 Converted Note

The Group 3 converted note is a single note with a $1.0 million issue amount in December 2018, maturing in December 2020. This note was converted in the first quarter of fiscal year 2021 and the noteholder elected to wait for conversion rather than collect the principal and accrued interest amounts. The Group 3 note allowed for payment in cash at maturity or, in the event of a conversion event, a conversion of the principal and accrued interest of the note into two percent (2%) of the outstanding equity of the Company after the conversion transaction.

The conversion into 2% of the outstanding equity was evaluated as a conversion feature and did not require bifurcation as an embedded derivative. This conversion feature had zero intrinsic value on the commitment date, accordingly, no discount on the debt issuance was recorded and no discount had been amortized during the periods under presentation. However, during the fourth quarter of 2020, it became evident that all the converted notes were likely to be exercised and it was possible to determine an intrinsic value of the conversion feature. Accordingly, as of June 30, 2021, the Company recognized a discount on the converted note of $645,000 and an offsetting derivative liability in the same amount. Due to the immediacy of conversion, the discount on the Group 3 note was not amortized.

Note 5. Convertible Debt

At various times from 2016 through the present, the Company has issued approximately $21,540 of convertible notes payable, with maturities ranging from ten years to less than a year at issuance. The convertible notes are convertible upon the Company obtaining additional equity financing, or in some cases, a change in control. Proceeds from the convertible notes’ issuances were primarily used to fund the Company’s operations during these periods.

At December 31, 2020, 2019 and 2018, the carrying value of debt, which approximates fair value, was as follows:

	December 31,
	2020	2019	2018
Convertible notes, current portion	$21,540	$1,000	$—
Debt discount recognized	(4,884)	—	—
Debt discount amortized	1,704	—	—
Net convertible notes, current portion	$18,360	$1,000	$—
	December 31,
	2020	2019	2018
Convertible notes, non-current portion	$—	$7,064	$6,333
Debt discount recognized	—	(690)	(427)
Debt discount amortized	—	28	6
Net convertible notes, non-current portion	$—	$6,402	$5,912

The Company’s convertible notes have been classified as short-term and converted in January 2021. All of the convertible notes bear simple interest at a rate of 8%. Interest on the notes is accumulated until the earlier of maturity or a transaction that triggers exercise of the conversion feature. All of the notes are unsecured and have varying maturity dates, as described below.

For disclosure purposes, management has divided the convertible notes into three groups: Group 1 notes, Group 2 notes, and a Group 3 note.

Group 1 Convertible notes

Group 1 convertible notes consists of notes with an aggregated issue amount of $6,413, with ten year maturities at each of varying issuance dates ranging from December 2026 to July 2029, and that provide for two distinct resolutions: (a) payment of principal and accrued interest in cash at maturity, or (b) conversion to a form of equity interest in the Company at the lesser of ( i) eighty percent (80%) to ninety percent (90%) of the per share price of the equity issued in the qualified financing or (ii) a valuation cap divided by a fully diluted capitalization. Principal and accrued interest is payable at the maturity date. The valuation cap ranges from $10,000,000 to $200,000,000 and varies by issuance. The conversion at a discount to the subsequent qualified financing was evaluated as an embedded put feature requiring bifurcation as a separately recorded derivative instrument. The conversion based upon the stated valuation cap and fully diluted capitalization was evaluated as a conversion feature and did not require bifurcation as an embedded derivative. This conversion feature had zero intrinsic value on the commitment date. The bifurcated derivative feature of the Group 1 notes was recorded as a debt discount which is amortized to interest expense over the life of the respective convertible note. The Company incurred debt discounts totaling $489 related to the conversion feature. Accordingly, the Company recognized the following with respect to the Group 1 notes:

Group 1 notes

	12 Months Ended December 31,
	2020	2019	2018
Debt discount recognized	$—	$62	$259
Debt discount amortized	$15	$10	$5

Group 2 Convertible notes

Group 2 convertible notes consists of notes with an aggregated issue amount of $14,127, with varying maturities ranging from March 2021 to August 2030, and of varying issuance dates that provide for four distinct resolutions: (a) payment of principal and accrued interest in cash at maturity, (b) conversion to a form of equity interest in the Company issued in a subsequent qualified financing at the lesser of (i) eighty percent (80%) to ninety percent (90%) of the per share price of the equity issued in the qualified financing or (ii) a valuation cap of $60,000,000 divided by the fully diluted capitalization, or (c) following certain corporate transactions, including a change in control a settlement in cash at an amount equal to the accrued interest plus three times the principal balance of the note or converted into common stock at a price per share equal to a valuation cap of $60,000,000 divided by the fully diluted capitalization, or (d) optionally converted into common stock at maturity at a per share price obtained by dividing $30,000,000 valuation cap by the fully diluted capitalization. Principal and accrued interest is payable at the maturity date. The conversion at a discount to the subsequent qualified financing, and the cash settlement following certain corporate transactions were evaluated as embedded put features requiring bifurcation as a separately recorded derivative instruments. The conversion based upon the stated valuation cap and fully diluted capitalization was evaluated as a conversion feature and did not require bifurcation as an embedded derivative. This conversion feature had zero intrinsic value on the commitment date. The fair value of the bifurcated derivatives of the Group 2 notes was recorded as a debt discount which is amortized to interest expense over the life of the respective convertible note. The Company incurred debt discounts totaling $4,395. Accordingly, the Company recognized the following with respect to the Group 2 notes:

Group 2 notes

	12 Months Ended December 31,
	2020	2019	2018
Debt discount recognized	$4,194	$201	$—
Debt discount amortized	$1,661	$11	$—

Group 3 Convertible Note

The Group 3 convertible note is a single note with a $1,000 issue amount in December 2018, maturing in December 2020. This note was converted in the first quarter of fiscal year 2021 and the noteholder elected to wait for conversion rather than collect the principal and accrued interest amounts. The Group 3 note allows for payment in cash at maturity or, in the event of a conversion event, a conversion of the principal and accrued interest of the note into two percent (2%) of the outstanding equity of the Company after the conversion transaction. The conversion into 2% of the outstanding equity was evaluated as a conversion feature and did not require bifurcation as an embedded derivative. This conversion feature had zero intrinsic value on the commitment date, accordingly, no discount on the debt issuance was recorded and no discount had been amortized during the periods under presentation.